Summary of Significant Accounting Policies - Disclosure of Detailed Information About Useful Lives Property Plant and Equipment Explanatory (Details) (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Leasehold Improvements [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1 - 10 years
Bendon Limited [Member] | Leasehold Improvements [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment		1 - 10 years
Bendon Limited [Member] | Plant, Furniture, Fittings and Motor Vehicles [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment		3 - 7 years